Quarterly Holdings Report
for
Fidelity® Convertible Securities Fund
August 31, 2025
CVS-NPRT3-1025
1.805819.121
Common Stocks - 7.9%
	Shares	Value ($)
CANADA - 0.5%
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Capital Power Corp	106,200	4,428,641
TransAlta Corp	447,800	5,500,700

TOTAL CANADA		9,929,341
FRANCE - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA	234,600	4,207,449
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	14,200	3,278,354
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Genius Sports Ltd Class A (b)(c)	330,300	4,224,537
UNITED STATES - 6.7%
Communication Services - 1.0%
Entertainment - 0.1%
Netflix Inc (b)	3,300	3,987,225
Interactive Media & Services - 0.6%
Alphabet Inc Class A	29,800	6,344,718
Meta Platforms Inc Class A	6,900	5,097,030
		11,441,748
Media - 0.3%
Charter Communications Inc Class A (b)	14,900	3,957,142
Gray Media Inc	199,700	1,224,161
		5,181,303
TOTAL COMMUNICATION SERVICES		20,610,276

Consumer Discretionary - 1.2%
Automobiles - 0.1%
Tesla Inc (b)	5,300	1,769,511
Broadline Retail - 0.3%
Amazon.com Inc (b)	25,300	5,793,700
Hotels, Restaurants & Leisure - 0.4%
Boyd Gaming Corp	47,400	4,069,764
Churchill Downs Inc	38,100	3,952,113
Sabre Corp (b)	451,400	808,006
		8,829,883
Household Durables - 0.2%
TopBuild Corp (b)	9,300	3,913,068
Specialty Retail - 0.2%
Dick's Sporting Goods Inc	17,400	3,702,720
TOTAL CONSUMER DISCRETIONARY		24,008,882

Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
DHT Holdings Inc	2,029,695	23,788,025
Energy Transfer LP	209,800	3,717,656
		27,505,681
Financials - 0.6%
Banks - 0.2%
JPMorgan Chase & Co	13,300	4,008,886
Financial Services - 0.4%
Mastercard Inc Class A	6,600	3,928,914
Visa Inc Class A	11,400	4,010,292
		7,939,206
TOTAL FINANCIALS		11,948,092

Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp (b)	37,300	3,935,150
Industrials - 1.3%
Aerospace & Defense - 0.8%
Boeing Co (b)	21,900	5,139,492
Byrna Technologies Inc (b)(c)	308,811	6,299,745
TransDigm Group Inc	2,900	4,056,752
		15,495,989
Building Products - 0.2%
Builders FirstSource Inc (b)	22,300	3,092,564
Commercial Services & Supplies - 0.2%
GFL Environmental Inc Subordinate Voting Shares	60,900	3,046,441
Construction & Engineering - 0.1%
EMCOR Group Inc	2,700	1,674,000
Electrical Equipment - 0.0%
Vertiv Holdings Co Class A	12,800	1,632,640
TOTAL INDUSTRIALS		24,941,634

Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.1%
PAR Technology Corp (b)	59,800	3,060,564
Semiconductors & Semiconductor Equipment - 0.3%
NVIDIA Corp	34,600	6,026,628
Software - 0.5%
BitMine Immersion Technologies Inc (b)	114,100	4,977,042
Microsoft Corp	9,300	4,712,217
		9,689,259
TOTAL INFORMATION TECHNOLOGY		18,776,451

Materials - 0.0%
Construction Materials - 0.0%
James Hardie Industries PLC (b)	8,806	177,265
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	10,100	1,910,011
TOTAL UNITED STATES		133,813,442
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (b)	144,600	2,534,330
TOTAL COMMON STOCKS (Cost $126,451,010)		157,987,453

Convertible Corporate Bonds - 78.3%
	Principal Amount (a)	Value ($)
CAMEROON - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Golar LNG Ltd 2.75% 12/15/2030 (d)	2,050,000	2,154,550
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
indie Semiconductor Inc 3.5% 12/15/2029 (d)	1,390,000	1,528,305
INDIA - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
MakeMyTrip Ltd 0% 7/1/2030 (d)(e)	1,837,000	1,945,860
UNITED STATES - 78.0%
Communication Services - 4.9%
Diversified Telecommunication Services - 0.2%
AST SpaceMobile Inc 2.375% 10/15/2032 (d)	3,433,000	3,541,424
AST SpaceMobile Inc 4.25% 3/1/2032 (d)	598,000	1,250,325
		4,791,749
Entertainment - 2.7%
Liberty Media Corp 2.375% 9/30/2053 (d)	9,117,000	15,114,149
Liberty Media Corp-Liberty Formula One 2.25% 8/15/2027	6,641,000	8,467,360
Live Nation Entertainment Inc 2.875% 1/15/2030 (d)	9,703,000	10,863,154
Live Nation Entertainment Inc 3.125% 1/15/2029	6,774,000	11,141,650
Sphere Entertainment Co 3.5% 12/1/2028	1,073,000	1,588,973
Zynga Inc 0% 12/15/2026 (e)	5,479,000	5,657,556
		52,832,842
Interactive Media & Services - 0.6%
Snap Inc 0.125% 3/1/2028	2,650,000	2,335,117
Snap Inc 0.5% 5/1/2030	5,030,000	4,180,648
Trump Media & Technology Group Corp 0% 5/29/2028 (d)(f)	4,935,000	4,628,058
		11,143,823
Media - 1.4%
Cable One Inc 1.125% 3/15/2028	2,164,000	1,724,708
Cardlytics Inc 4.25% 4/1/2029	1,158,000	429,428
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	8,951,342	18,217,771
Liberty Broadband Corp 3.125% 3/31/2053 (d)	6,512,000	6,398,040
Magnite Inc 0.25% 3/15/2026	1,390,000	1,351,010
		28,120,957
TOTAL COMMUNICATION SERVICES		96,889,371

Consumer Discretionary - 9.3%
Automobile Components - 0.5%
LCI Industries 3% 3/1/2030 (d)	5,755,000	6,275,315
Patrick Industries Inc 1.75% 12/1/2028	1,893,000	3,279,970
		9,555,285
Automobiles - 2.1%
Ford Motor Co 0% 3/15/2026 (f)	12,813,000	12,925,729
Lucid Group Inc 5% 4/1/2030 (d)	7,235,000	6,348,713
Rivian Automotive Inc 3.625% 10/15/2030	12,799,000	11,232,925
Rivian Automotive Inc 4.625% 3/15/2029	9,537,000	9,477,034
Winnebago Industries Inc 3.25% 1/15/2030	2,192,000	1,955,264
		41,939,665
Broadline Retail - 0.4%
Etsy Inc 0.125% 10/1/2026	4,257,000	4,156,109
Etsy Inc 1% 6/15/2030 (d)	4,444,000	4,368,452
		8,524,561
Diversified Consumer Services - 0.4%
Stride Inc 1.125% 9/1/2027	2,826,000	8,780,099
Hotels, Restaurants & Leisure - 3.8%
Carnival Corp 5.75% 12/1/2027	7,139,000	17,512,628
Cheesecake Factory Inc/The 2% 3/15/2030 (d)	3,713,000	4,001,254
Cracker Barrel Old Country Store Inc 1.75% 9/15/2030 (d)	1,650,000	1,763,849
DoorDash Inc 0% 5/15/2030 (d)(e)	19,076,000	20,563,928
DraftKings Holdings Inc 0% 3/15/2028 (e)	6,255,000	5,741,265
Expedia Group Inc 0% 2/15/2026 (e)	3,950,000	3,969,694
NCL Corp Ltd 0.875% 4/15/2030 (d)	2,318,000	2,757,368
NCL Corp Ltd 1.125% 2/15/2027	7,612,000	7,897,628
NCL Corp Ltd 2.5% 2/15/2027	3,188,000	3,343,810
Penn Entertainment Inc 2.75% 5/15/2026	4,251,000	4,566,970
Shake Shack Inc 0% 3/1/2028 (e)	2,006,000	1,940,171
		74,058,565
Household Durables - 0.4%
Meritage Homes Corp 1.75% 5/15/2028	6,926,000	7,210,435
Leisure Products - 0.2%
Peloton Interactive Inc 5.5% 12/1/2029	2,368,000	4,641,280
Specialty Retail - 1.5%
Burlington Stores Inc 1.25% 12/15/2027	1,436,000	2,169,365
GameStop Corp 0% 4/1/2030 (d)(e)	9,947,000	10,153,042
GameStop Corp 0% 6/15/2032 (d)(f)	15,911,000	16,006,466
RealReal Inc/The 4% 2/15/2031 (g)	975,000	993,037
Wayfair Inc 3.25% 9/15/2027	845,000	1,158,664
Wayfair Inc 3.5% 11/15/2028	210,000	375,257
		30,855,831
TOTAL CONSUMER DISCRETIONARY		185,565,721

Consumer Staples - 0.7%
Food Products - 0.4%
Freshpet Inc 3% 4/1/2028	2,682,000	3,027,103
Post Holdings Inc 2.5% 8/15/2027	3,855,000	4,487,220
		7,514,323
Personal Care Products - 0.3%
Herbalife Ltd 4.25% 6/15/2028	1,763,000	1,703,939
Oddity Finance LLC 0% 6/15/2030 (d)(f)	3,900,000	3,864,484
		5,568,423
TOTAL CONSUMER STAPLES		13,082,746

Energy - 1.7%
Energy Equipment & Services - 0.1%
Nabors Industries Inc 1.75% 6/15/2029	1,633,000	1,179,843
Transocean Inc 4.625% 9/30/2029	1,370,000	1,579,610
		2,759,453
Oil, Gas & Consumable Fuels - 1.6%
Centrus Energy Corp 0% 8/15/2032 (d)(e)	4,394,000	4,894,771
Centrus Energy Corp 2.25% 11/1/2030 (d)	2,964,000	6,647,659
CNX Resources Corp 2.25% 5/1/2026	2,369,000	5,391,844
Northern Oil & Gas Inc 3.625% 4/15/2029	5,257,000	5,285,914
Peabody Energy Corp 3.25% 3/1/2028	2,047,000	2,402,358
Permian Resources Operating LLC 3.25% 4/1/2028	1,149,000	2,961,349
World Kinect Corp 3.25% 7/1/2028	2,580,000	2,883,150
		30,467,045
TOTAL ENERGY		33,226,498

Financials - 5.6%
Capital Markets - 2.4%
Coinbase Global Inc 0% 10/1/2029 (d)(e)	8,752,000	8,942,444
Coinbase Global Inc 0% 10/1/2032 (d)(e)	8,586,000	8,883,781
Coinbase Global Inc 0.25% 4/1/2030	7,558,000	8,931,462
Coinbase Global Inc 0.5% 6/1/2026	8,408,000	9,016,861
Galaxy Digital Holdings LP 2.5% 12/1/2029 (d)	2,750,000	3,503,980
Galaxy Digital Holdings LP 3% 12/15/2026 (d)	2,750,000	3,081,244
Hercules Capital Inc 4.75% 9/1/2028 (d)	1,840,000	1,836,872
WisdomTree Inc 3.25% 8/15/2029	1,569,000	1,997,337
WisdomTree Inc 4.625% 8/15/2030 (d)	1,100,000	1,146,750
		47,340,731
Consumer Finance - 1.6%
SoFi Technologies Inc 0% 10/15/2026 (d)(e)	2,146,000	2,741,422
SoFi Technologies Inc 1.25% 3/15/2029 (d)	5,690,000	15,678,795
Upstart Holdings Inc 0% 2/15/2032 (d)(e)	4,109,000	4,523,888
Upstart Holdings Inc 1% 11/15/2030 (d)	3,322,000	3,670,810
Upstart Holdings Inc 2% 10/1/2029 (d)	2,940,000	5,325,845
		31,940,760
Financial Services - 1.6%
Affirm Holdings Inc 0.75% 12/15/2029 (d)	6,190,000	7,423,724
Euronet Worldwide Inc 0.625% 10/1/2030 (d)	3,000,000	2,962,200
Global Payments Inc 1.5% 3/1/2031	7,286,000	6,772,337
HAT Holdings I LLC / HAT Holdings II LLC 3.75% 8/15/2028 (d)	2,425,000	2,888,175
Repay Holdings Corp 2.875% 7/15/2029 (d)	2,006,000	1,793,604
Shift4 Payments Inc 0% 12/15/2025 (f)	4,537,000	5,188,060
Shift4 Payments Inc 0.5% 8/1/2027	4,250,000	4,362,625
		31,390,725
TOTAL FINANCIALS		110,672,216

Health Care - 9.5%
Biotechnology - 4.4%
Alnylam Pharmaceuticals Inc 1% 9/15/2027	8,783,000	14,259,201
Bridgebio Pharma Inc 1.75% 3/1/2031 (d)	3,871,000	5,075,642
Bridgebio Pharma Inc 2.25% 2/1/2029	5,057,000	4,953,959
Bridgebio Pharma Inc 2.5% 3/15/2027	3,649,000	5,077,351
Celcuity Inc 2.75% 8/1/2031	410,000	542,994
Cytokinetics Inc 3.5% 7/1/2027	6,629,000	7,180,533
Dynavax Technologies Corp 2.5% 5/15/2026	200,000	220,583
Exact Sciences Corp 0.375% 3/1/2028	1,539,000	1,392,060
Exact Sciences Corp 1.75% 4/15/2031 (d)	4,050,000	3,558,553
Exact Sciences Corp 2% 3/1/2030 (d)	3,663,000	3,554,861
Halozyme Therapeutics Inc 0.25% 3/1/2027	5,357,000	6,017,645
Halozyme Therapeutics Inc 1% 8/15/2028	4,636,000	6,503,750
Ionis Pharmaceuticals Inc 0% 4/1/2026 (e)	4,305,000	4,447,318
Ionis Pharmaceuticals Inc 1.75% 6/15/2028	4,010,000	4,387,454
Mirum Pharmaceuticals Inc 4% 5/1/2029	1,969,000	4,743,321
Novavax Inc 5% 12/15/2027	982,000	1,056,356
Sarepta Therapeutics Inc 1.25% 9/15/2027	7,165,000	6,260,061
Sarepta Therapeutics Inc 4.875% 9/1/2030	5,246,000	4,032,699
Travere Therapeutics Inc 2.25% 3/1/2029	2,206,000	2,216,270
		85,480,611
Health Care Equipment & Supplies - 2.6%
Alphatec Holdings Inc 0.75% 3/15/2030 (d)	2,409,000	3,014,141
CONMED Corp 2.25% 6/15/2027	2,740,000	2,614,782
Dexcom Inc 0.375% 5/15/2028	8,013,000	7,379,973
Enovis Corp 3.875% 10/15/2028	2,840,000	2,780,360
Haemonetics Corp 2.5% 6/1/2029	2,720,000	2,541,296
Integer Holdings Corp 1.875% 3/15/2030 (d)	6,093,000	5,978,700
Integer Holdings Corp 2.125% 2/15/2028	785,000	1,057,787
iRhythm Technologies Inc 1.5% 9/1/2029	4,413,000	5,972,996
Lantheus Holdings Inc 2.625% 12/15/2027	3,691,000	3,921,381
LeMaitre Vascular Inc 2.5% 2/1/2030 (d)	1,077,000	1,133,417
LivaNova PLC 2.5% 3/15/2029	2,604,000	2,880,024
Merit Medical Systems Inc 3% 2/1/2029 (d)	4,768,000	5,822,079
Omnicell Inc 1% 12/1/2029 (d)	1,318,000	1,224,422
Tandem Diabetes Care Inc 1.5% 3/15/2029	2,184,000	1,883,563
TransMedics Group Inc 1.5% 6/1/2028	3,103,000	4,469,138
		52,674,059
Health Care Providers & Services - 0.8%
Alignment Healthcare Inc 4.25% 11/15/2029 (d)	2,173,000	2,930,829
Guardant Health Inc 1.25% 2/15/2031	4,600,000	6,223,800
Hims & Hers Health Inc 0% 5/15/2030 (d)(f)	6,632,000	6,449,620
OPKO Health Inc 3.75% 1/15/2029	789,000	1,091,307
		16,695,556
Health Care Technology - 0.1%
Evolent Health Inc 3.5% 12/1/2029	3,154,000	2,598,895
Life Sciences Tools & Services - 0.5%
Repligen Corp 1% 12/15/2028	3,842,000	3,771,329
Tempus AI Inc 0.75% 7/15/2030 (d)	4,752,000	5,669,520
		9,440,849
Pharmaceuticals - 1.1%
Amphastar Pharmaceuticals Inc 2% 3/15/2029	2,130,000	1,966,839
ANI Pharmaceuticals Inc 2.25% 9/1/2029 (d)	1,476,000	2,099,315
Jazz Investments I Ltd 2% 6/15/2026	4,936,000	5,175,793
Jazz Investments I Ltd 3.125% 9/15/2030 (d)	7,060,000	8,183,540
Ligand Pharmaceuticals Inc 0.75% 10/1/2030 (d)	2,507,000	2,676,074
Pacira BioSciences Inc 2.125% 5/15/2029	2,080,000	2,128,672
		22,230,233
TOTAL HEALTH CARE		189,120,203

Industrials - 7.3%
Aerospace & Defense - 1.9%
AeroVironment Inc 0% 7/15/2030 (f)	4,289,000	4,567,785
Axon Enterprise Inc 0.5% 12/15/2027	2,364,000	7,717,278
Rocket Lab USA Inc 4.25% 2/1/2029 (d)	2,433,000	23,114,345
Spirit AeroSystems Inc 3.25% 11/1/2028	1,590,000	2,469,241
Virgin Galactic Holdings Inc 2.5% 2/1/2027 (d)	1,428,000	571,200
		38,439,849
Commercial Services & Supplies - 0.4%
Pitney Bowes Inc 1.5% 8/15/2030 (d)	1,450,000	1,542,075
Tetra Tech Inc 2.25% 8/15/2028	4,964,000	5,568,910
		7,110,985
Construction & Engineering - 0.9%
Fluor Corp 1.125% 8/15/2029	5,144,000	5,943,892
Granite Construction Inc 3.25% 6/15/2030	3,830,000	5,810,110
Granite Construction Inc 3.75% 5/15/2028	2,635,000	6,239,680
		17,993,682
Electrical Equipment - 1.5%
Array Technologies Inc 1% 12/1/2028	611,000	524,055
Array Technologies Inc 2.875% 7/1/2031 (d)	1,810,000	2,448,025
Bloom Energy Corp 3% 6/1/2028	988,000	2,842,977
Bloom Energy Corp 3% 6/1/2029	6,525,000	17,387,045
Eos Energy Enterprises Inc 6.75% 6/15/2030 (d)	1,327,000	1,992,959
Fluence Energy Inc 2.25% 6/15/2030 (d)	1,052,000	717,254
Stem Inc 4.25% 4/1/2030 (d)	498,000	129,479
Sunrun Inc 4% 3/1/2030	2,748,000	3,418,787
		29,460,581
Ground Transportation - 1.5%
Lyft Inc 0.625% 3/1/2029	5,079,000	5,534,296
Uber Technologies Inc 0% 12/15/2025 (f)	7,369,000	8,665,944
Uber Technologies Inc 0.875% 12/1/2028	10,988,000	15,630,430
		29,830,670
Machinery - 0.0%
Greenbrier Cos Inc/The 2.875% 4/15/2028	1,349,000	1,444,779
Passenger Airlines - 0.2%
JetBlue Airways Corp 2.5% 9/1/2029	3,652,000	3,935,030
Professional Services - 0.8%
CSG Systems International Inc 3.875% 9/15/2028	2,860,000	3,174,600
Parsons Corp 2.625% 3/1/2029	11,123,000	12,385,461
		15,560,061
Trading Companies & Distributors - 0.1%
Xometry Inc 0.75% 6/15/2030 (d)	1,370,000	1,789,353
TOTAL INDUSTRIALS		145,564,990

Information Technology - 28.1%
Communications Equipment - 1.2%
Lumentum Holdings Inc 0.5% 12/15/2026	6,634,000	9,521,117
Lumentum Holdings Inc 0.5% 6/15/2028	5,848,000	7,058,695
Lumentum Holdings Inc 1.5% 12/15/2029	3,951,000	7,931,633
		24,511,445
Electronic Equipment, Instruments & Components - 0.8%
Advanced Energy Industries Inc 2.5% 9/15/2028	2,625,000	3,343,431
Itron Inc 1.375% 7/15/2030	2,568,000	2,933,078
Mirion Technologies Inc 0.25% 6/1/2030 (d)	1,990,000	2,215,865
OSI Systems Inc 2.25% 8/1/2029	2,477,000	3,397,206
PAR Technology Corp 1% 1/15/2030 (d)	1,066,000	957,801
PAR Technology Corp 1.5% 10/15/2027	261,000	262,042
Vishay Intertechnology Inc 2.25% 9/15/2030	3,500,000	3,151,269
		16,260,692
IT Services - 4.5%
Akamai Technologies Inc 0.25% 5/15/2033 (d)	9,640,000	9,900,185
Akamai Technologies Inc 0.375% 9/1/2027	5,575,000	5,365,937
Akamai Technologies Inc 1.125% 2/15/2029	8,464,000	8,023,872
Applied Digital Corp 2.75% 6/1/2030 (d)	2,989,000	5,445,667
Cloudflare Inc 0% 6/15/2030 (d)(f)	16,071,000	17,975,414
Cloudflare Inc 0% 8/15/2026 (e)	8,500,000	10,374,735
DigitalOcean Holdings Inc 0% 8/15/2030 (d)(e)	7,742,000	8,375,296
Snowflake Inc 0% 10/1/2027 (d)(f)	7,359,000	11,704,490
Snowflake Inc 0% 10/1/2029 (d)(f)	7,250,000	11,871,875
		89,037,471
Semiconductors & Semiconductor Equipment - 3.7%
Impinj Inc 1.125% 5/15/2027	1,880,000	3,292,133
MACOM Technology Solutions Holdings Inc 0% 12/15/2029 (d)(f)	2,234,000	2,305,667
MACOM Technology Solutions Holdings Inc 0.25% 3/15/2026	1,127,000	1,759,637
Microchip Technology Inc 0.75% 6/1/2030	6,171,000	6,001,743
MKS Inc 1.25% 6/1/2030	16,418,000	16,450,836
ON Semiconductor Corp 0% 5/1/2027 (e)	12,079,000	13,800,258
ON Semiconductor Corp 0.5% 3/1/2029	8,758,000	8,079,255
Penguin Solutions Inc 2% 8/15/2030	1,767,000	1,963,483
Semtech Corp 1.625% 11/1/2027	2,320,000	3,851,029
Synaptics Inc 0.75% 12/1/2031 (d)	5,054,000	4,991,546
Veeco Instruments Inc 2.875% 6/1/2029	1,562,000	1,794,932
Wolfspeed Inc 1.75% 5/1/2026 (h)	2,078,000	737,690
Wolfspeed Inc 1.875% (h)	25,216,000	9,014,720
		74,042,929
Software - 13.6%
Alkami Technology Inc 1.5% 3/15/2030 (d)	1,712,000	1,852,904
Bentley Systems Inc 0.375% 7/1/2027	3,857,000	3,658,365
BILL Holdings Inc 0% 4/1/2030 (d)(e)	7,225,000	6,199,050
BlackLine Inc 1% 6/1/2029	6,229,000	6,485,012
Box Inc 0% 1/15/2026 (e)	991,000	1,253,119
Box Inc 1.5% 9/15/2029 (d)	3,177,000	3,229,074
Cerence Inc 1.5% 7/1/2028	1,190,000	939,266
Cipher Mining Inc 1.75% 5/15/2030	1,217,000	2,267,535
Cleanspark Inc 0% 6/15/2030 (d)(e)	4,212,000	3,845,308
Core Scientific Inc 0% 6/15/2031 (d)(e)	7,254,000	7,429,583
Core Scientific Inc 3% 9/1/2029 (d)	2,937,000	4,457,774
CyberArk Software Ltd 0% 6/15/2030 (d)(e)	7,668,000	8,257,740
Datadog Inc 0% 12/1/2029 (d)(f)	8,339,000	8,055,286
Dropbox Inc 0% 3/1/2028 (f)	4,640,000	4,688,415
Five9 Inc 1% 3/15/2029	2,908,000	2,577,683
Guidewire Software Inc 1.25% 11/1/2029 (d)	4,568,000	5,143,568
InterDigital Inc 3.5% 6/1/2027	2,957,000	10,401,038
Life360 Inc 0% 6/1/2030 (d)(e)	2,465,000	3,190,584
LivePerson Inc 0% 12/15/2026 (e)	3,583,000	1,379,455
MARA Holdings Inc 0% 3/1/2030 (d)(f)	6,268,000	5,733,371
MARA Holdings Inc 0% 6/1/2031 (d)(f)	5,914,000	5,225,912
MARA Holdings Inc 0% 8/1/2032 (d)(e)	6,422,000	6,024,765
MARA Holdings Inc 2.125% 9/1/2031	2,003,000	2,117,514
Nutanix Inc 0.25% 10/1/2027	4,302,000	5,513,013
Nutanix Inc 0.5% 12/15/2029 (d)	30,000	32,013
Pagaya Technologies Ltd 6.125% 10/1/2029 (d)	1,069,000	3,059,147
PagerDuty Inc 1.5% 10/15/2028	2,763,000	2,698,221
Porch Group Inc 6.75% 10/1/2028 (d)	1,971,000	2,021,261
Progress Software Corp 3.5% 3/1/2030	2,736,000	2,794,824
Q2 Holdings Inc 0.75% 6/1/2026	2,453,000	2,624,374
Rapid7 Inc 0.25% 3/15/2027	213,000	198,069
Rapid7 Inc 1.25% 3/15/2029	2,111,000	1,876,241
Riot Platforms Inc 0.75% 1/15/2030 (d)	7,706,000	9,239,494
Rubrik Inc 0% 6/15/2030 (d)(e)	6,701,000	7,024,975
Strategy Inc 0% 12/1/2029 (d)(e)	19,814,000	17,767,054
Strategy Inc 0% 3/1/2030 (d)(f)	12,750,000	13,452,525
Strategy Inc 0.625% 3/15/2030	5,606,000	12,986,299
Strategy Inc 0.625% 9/15/2028 (d)	6,698,000	13,148,174
Strategy Inc 0.875% 3/15/2031	4,207,000	6,792,201
Strategy Inc 2.25% 6/15/2032	4,993,000	9,132,197
Terawulf Inc 1% 9/1/2031 (d)	5,854,000	6,047,182
Terawulf Inc 2.75% 2/1/2030 (d)	3,365,000	4,697,540
Tyler Technologies Inc 0.25% 3/15/2026	3,963,000	4,606,988
Uber Technologies Inc 0% 5/15/2028 (d)(e)	7,615,000	8,464,558
Unity Software Inc 0% 3/15/2030 (d)(f)	6,626,000	8,957,440
Varonis Systems Inc 1% 9/15/2029 (d)	6,687,000	7,264,333
Vertex Inc 0.75% 5/1/2029	2,291,000	2,343,597
Workiva Inc 1.25% 8/15/2028	4,526,000	4,381,168
Zscaler Inc 0% 7/15/2028 (d)(e)	10,450,000	10,163,768
		271,698,977
Technology Hardware, Storage & Peripherals - 4.3%
Seagate HDD Cayman 3.5% 6/1/2028	12,080,000	24,835,214
Super Micro Computer Inc 0% 6/15/2030 (d)(f)	14,532,000	14,730,434
Super Micro Computer Inc 2.25% 7/15/2028 (d)	4,909,000	5,221,734
Super Micro Computer Inc 3.5% 3/1/2029	10,767,000	10,600,952
Western Digital Corp 3% 11/15/2028	13,298,000	29,621,295
		85,009,629
TOTAL INFORMATION TECHNOLOGY		560,561,143

Materials - 1.0%
Chemicals - 0.0%
PureCycle Technologies Inc 7.25% 8/15/2030	926,000	1,157,772
Metals & Mining - 1.0%
MP Materials Corp 3% 3/1/2030 (d)	5,801,000	19,468,156
TOTAL MATERIALS		20,625,928

Real Estate - 2.9%
Health Care REITs - 1.6%
Ventas Realty LP 3.75% 6/1/2026	7,543,000	9,462,403
Welltower OP LLC 2.75% 5/15/2028 (d)	12,150,000	21,529,800
		30,992,203
Industrial REITs - 0.4%
Rexford Industrial Realty LP 4.125% 3/15/2029 (d)	4,047,000	4,048,110
Rexford Industrial Realty LP 4.375% 3/15/2027 (d)	4,029,000	4,010,870
		8,058,980
Office REITs - 0.1%
COPT Defense Properties LP 5.25% 9/15/2028 (d)	2,426,000	2,749,824
Real Estate Management & Development - 0.3%
Opendoor Technologies Inc 7% 5/15/2030 (d)	2,055,000	6,243,447
Retail REITs - 0.1%
Federal Realty OP LP 3.25% 1/15/2029 (d)	1,611,000	1,619,860
Specialized REITs - 0.4%
Digital Realty Trust LP 1.875% 11/15/2029 (d)	7,377,000	7,652,982
TOTAL REAL ESTATE		57,317,296

Utilities - 7.0%
Electric Utilities - 4.8%
Alliant Energy Corp 3.25% 5/30/2028 (d)	3,402,000	3,464,937
Alliant Energy Corp 3.875% 3/15/2026	2,600,000	2,752,100
Duke Energy Corp 4.125% 4/15/2026	11,022,000	11,804,562
Evergy Inc 4.5% 12/15/2027	7,242,000	8,683,158
FirstEnergy Corp 3.625% 1/15/2029 (d)	8,249,000	8,616,416
FirstEnergy Corp 3.875% 1/15/2031 (d)	7,231,000	7,650,398
NextEra Energy Capital Holdings Inc 3% 3/1/2027	6,018,000	6,929,727
PG&E Corp 4.25% 12/1/2027	13,665,000	13,879,977
PPL Capital Funding Inc 2.875% 3/15/2028	6,401,000	7,213,927
Southern Co/The 3.25% 6/15/2028 (d)	10,380,000	10,447,471
Southern Co/The 3.875% 12/15/2025	6,222,000	6,862,866
Southern Co/The 4.5% 6/15/2027	7,368,000	8,101,116
		96,406,655
Gas Utilities - 0.3%
UGI Corp 5% 6/1/2028	3,843,000	5,078,140
Independent Power and Renewable Electricity Producers - 0.1%
Ormat Technologies Inc 2.5% 7/15/2027	1,700,000	1,969,450
Sunnova Energy International Inc 0.25% (h)	9,870,000	9,869
		1,979,319
Multi-Utilities - 1.5%
CenterPoint Energy Inc 3% 8/1/2028 (d)	2,965,000	2,980,265
CenterPoint Energy Inc 4.25% 8/15/2026	5,085,000	5,557,905
CMS Energy Corp 3.375% 5/1/2028	3,069,000	3,322,193
WEC Energy Group Inc 3.375% 6/1/2028 (d)	5,672,000	5,740,063
WEC Energy Group Inc 4.375% 6/1/2027	5,559,000	6,334,481
WEC Energy Group Inc 4.375% 6/1/2029	5,477,000	6,421,783
		30,356,690
Water Utilities - 0.3%
American Water Capital Corp 3.625% 6/15/2026	6,552,000	6,591,679
TOTAL UTILITIES		140,412,483

TOTAL UNITED STATES		1,553,038,595
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,321,040,715)		1,558,667,310

Convertible Preferred Stocks - 12.7%
	Shares	Value ($)
UNITED STATES - 12.7%
Financials - 5.5%
Banks - 2.8%
Bank of America Corp Series L, 7.25%	19,545	24,432,227
Wells Fargo & Co Series L, 7.5%	25,120	30,525,910
		54,958,137
Capital Markets - 1.7%
Ares Management Corp 6.75% Series B	230,000	12,687,964
KKR & Co Inc Series D 6.25%	372,400	20,395,289
		33,083,253
Financial Services - 1.0%
Apollo Global Management Inc Series A, 6.75%	207,300	14,877,350
Shift4 Payments Inc Series A 6%	60,300	6,421,347
		21,298,697
TOTAL FINANCIALS		109,340,087

Health Care - 0.2%
Health Care Providers & Services - 0.2%
BrightSpring Health Services Inc 6.75%	55,500	4,558,009
Industrials - 3.0%
Aerospace & Defense - 2.8%
Boeing Co Series A, 6%	755,200	56,383,232
Trading Companies & Distributors - 0.2%
QXO Inc Series B 5.5%	56,300	3,244,569
TOTAL INDUSTRIALS		59,627,801

Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 0.7%
Microchip Technology Inc Series A 7.5%	217,500	12,993,450
Software - 0.3%
Strategy Inc 8%	73,200	6,921,060
Technology Hardware, Storage & Peripherals - 0.6%
Hewlett Packard Enterprise Co 7.625%	199,200	12,582,741
TOTAL INFORMATION TECHNOLOGY		32,497,251

Materials - 0.6%
Chemicals - 0.6%
Albemarle Corp 7.25%	305,800	12,085,216
Utilities - 1.8%
Electric Utilities - 1.7%
NextEra Energy Inc 7.234%	172,800	7,838,715
NextEra Energy Inc 7.299%	253,000	12,422,702
PG&E Corp Series A, 6%	303,100	12,052,303
		32,313,720
Multi-Utilities - 0.1%
CenterPoint Energy Inc 0% (g)	75,000	2,979,000
TOTAL UTILITIES		35,292,720

TOTAL UNITED STATES		253,401,084
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $220,528,812)		253,401,084

Non-Convertible Corporate Bonds - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Match Group Holdings II LLC 3.625% 10/1/2031 (d)	3,910,000	3,529,184
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Wolfspeed Inc 7.9583% 6/23/2030 (d)(g)(h)(i)	1,069,363	1,066,689
TOTAL UNITED STATES		4,595,873
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $4,476,850)		4,595,873

Non-Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Information Technology - 0.2%
Software - 0.2%
Strategy Inc 9%	20,500	2,003,875
Strategy Inc Series A, 10%	16,000	1,772,800

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $3,808,129)		3,776,675

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.36	38,309,280	38,316,942
Fidelity Securities Lending Cash Central Fund (j)(k)	4.36	8,146,860	8,147,675
TOTAL MONEY MARKET FUNDS (Cost $46,464,617)			46,464,617

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $1,722,770,133)	2,024,893,012
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(32,113,143)
NET ASSETS - 100.0%	1,992,779,869

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $685,646,932 or 34.4% of net assets.

(e)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f)	Principal Only Strips represent the right to receive the monthly principal payments.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Non-income producing - Security is in default.
(i)	Level 3 security
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,907,987	608,145,030	575,736,075	1,061,004	-	-	38,316,942	38,309,280	0.1%
Fidelity Securities Lending Cash Central Fund	16,938,025	132,130,237	140,920,587	32,898	-	-	8,147,675	8,146,860	0.0%
Total	22,846,012	740,275,267	716,656,662	1,093,902	-	-	46,464,617

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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